SUBSEQUENT EVENTS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2014	Oct. 01, 2013	Sep. 16, 2013	Sep. 12, 2013	Aug. 27, 2013	Aug. 14, 2013	Aug. 13, 2013	Jul. 23, 2013	Jul. 10, 2013	Jul. 01, 2013
Subsequent Events [Abstract]
Unsecured principal amount convertible promissory note									$ 120,000
Accrues interest										7.5%
Common stock per shares										$ 0.20
Unsecured principal amount convertible promissory note							50,000
Unsecured principal amount convertible promissory note			12,500
Per shares		0.2
Compensated shares	500,000
Common stock shares issued								500,000
Shares value								$ 0.50
Compensated shares	400,000
Common stock shares issued								400,000
Shares value								$ 0.50
Compensated shares	400,000
Common stock shares issued								400,000
Shares value								$ 0.50
Compensated shares	250,000
Common stock shares issued								300,000
Shares value								$ 0.50
Receive warrants	250,000
Per share	$ 0.50
Common stock shares issued					250,000
Shares value					$ 0.50
Exchange services cost						125,000
Balance						20,000
Remaining payble						$ 105,000
Total common stock shares				150,000
Common stock shares issued					45,000
Per share value					$ 0.50
Common stock shares issued					105,000
Per share value					$ 0.50